Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

8.Inventories

The inventories balance is presented net of the allowance for inventory losses.

	2024	2023
Crude oil (1)	3,935,595	4,715,047
Fuels and petrochemicals	2,783,249	2,356,585
Materials for goods production	3,308,987	3,130,816
	10,027,831	10,202,448
(1)	The variation is primarily due to increased export inventory, closing the year with no stock in transit and connected inventories.

The following are the changes of the allowances for losses for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Opening balance	(189,878)	(128,797)	(127,662)
Additions	(155,364)	(23,373)	(18,236)
Foreign currency translation	(21,945)	6,873	(3,591)
Other	32,316	(44,581)	20,692
Closing balance	(334,871)	(189,878)	(128,797)

Crude oil, fuel, and petrochemicals inventories are adjusted to the lower of cost and net realizable value, mainly due to fluctuations in international crude oil prices. The amount recorded for this in 2024 was $100,894 (2023 - $(10,660); 2022 - $133,164).